Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Jul. 26, 2013
Registrant Name	dei_EntityRegistrantName	EXCHANGE TRADED CONCEPTS TRUST
CIK	dei_EntityCentralIndexKey	0001452937
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Jul. 26, 2013
Effective Date	dei_DocumentEffectiveDate	Jul. 26, 2013
Prospectus Date	rr_ProspectusDate	Jul. 26, 2013
VelocityShares Equal Risk Weighted Large Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Fund Summary
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock

The VelocityShares Equal Risk Weighted Large Cap ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the VelocityShares Equal Risk Weighted Large Cap Index (the “Index”).

Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares.

Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes at the Fund level and, when Fund shares are held in a taxable account, at the shareholder level. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Expense Exchange Traded Fund Commissions	rr_ExpenseExchangeTradedFundCommissions	This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares.
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 80% of its total assets in securities of the Index. The Index is designed to reflect the performance of a portfolio holding a weighted exposure to stocks comprising the S&P 500® Index (the “S&P 500”). The target weighting of each stock is determined using a proprietary risk-weighting methodology that measures a stock’s risk exposure and then weights each stock so as that each is expected to contribute the same level of risk to the Index (the “Methodology”). The Methodology differs from other index weighting methodologies, such as market capitalization and equal dollar weighting across all index constituents, in that it seeks to rebalance on a quarterly basis to a portfolio with equivalent risk contributions across constituents regardless of their individual volatilities. The Index is sponsored by VelocityShares Index & Calculation Services (the “Index Provider”), a division of VelocityShares LLC.

The Index comprises all of the stocks in the S&P 500, excluding stocks for which there is insufficient publicly available data to apply the Methodology. As of April 4, 2013, the Index included 497 stocks from the S&P 500. The risk associated with each constituent stock is based on a combination of two factors:(1) historic market price movements/co-movements, and (2) implied market price volatility and each stock’s sensitivity to market price variation. Historic volatility is based on actual market price changes over a specified period of time, while implied volatility uses option data to infer a perceived level of expected price variation. A proprietary optimization model then seeks to weight each stock according to each of the two volatility factors separately, such that the expected risk contribution of a constituent stock in the Index is equal to the risk contribution of each other constituent stock in the Index. The “risk contribution” of a constituent stock is defined as the sensitivity of the volatility of all of the Index constituents collectively to a change in the risk weighting of an individual constituent. The resulting weights from each optimization are then averaged to determine the weight for each constituent.

The maximum weight of each individual constituent stock is capped at 10% of the Index. In the event the model allocates a percentage weight to a stock in excess of 10%, the Methodology reallocates such excess among the remaining uncapped constituent stocks in proportion to their uncapped percentage weights, subject to the individual percentage weight cap of 10%. While the 10% individual weight constraint is designed to limit a concentration of exposures, it remains possible that a number of constituent stocks could all be assigned a weight of 10%. Index risk weightings are calculated, and the Index is rebalanced according to such calculations, on a quarterly basis. The Index is unmanaged and cannot be invested in directly.

The Fund employs a “passive management” investment strategy in seeking to achieve its investment objective. The Fund generally will use a replication methodology, meaning it will invest in all of the securities comprising the Index in proportion to the weightings in the Index. However, the Fund may utilize a sampling methodology under various circumstances where it may not be possible or practicable to purchase all of the securities in the Index. Exchange Traded Concepts Trust (the “Adviser”) expects that over time, if the Fund has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund may invest up to 20% of its assets in investments that are not included in the Index, but which the Adviser believes will help the Fund track its Index. Such investments include cash and cash equivalents, including money market funds. The Fund is non-diversified and, therefore, may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

The Index Provider is not affiliated with the Fund, the Adviser or Index Management Solutions, LLC (the “Sub-Adviser”). The Index Provider developed or acquired the methodology for determining the securities to be included in the Index and for the ongoing maintenance and calculation of the Index.

Portfolio Concentration	rr_StrategyPortfolioConcentration	To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Concentration Risk: The Fund’s assets will generally be concentrated in an industry or group of industries to the extent that the Fund’s Index concentrates in a particular industry or group of industries. To the extent the Fund invests a substantial portion of its assets in an industry or group of industries, market or economic factors impacting that industry or group of industries could have a significant effect on the value of the Fund’s investments. Additionally, the Fund’s performance may be more volatile when the Fund’s investments are less diversified across industries.

Early Close/Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Index Tracking Risk: The Fund’s return may not match or achieve a high degree of correlation with the return of the Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund sought to replicate the Index.

Issuer-Specific Risk: Fund performance depends on the performance of individual securities to which the Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

Large-Capitalization Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

Management Risk: Because the Fund may not fully replicate its Index and may hold fewer than the total number of securities in its Index and may hold securities not included in its Index, the Fund is subject to management risk. This is the risk that the Sub-Adviser’s security selection process, which is subject to a number of constraints, may not produce the intended results.

Market Risk: The values of equity securities in the Index could decline generally or could underperform other investments.

Methodology Risk: Neither the Fund nor the Adviser can offer assurances that tracking the Index will maximize returns or minimize risk, or be appropriate for every investor seeking a particular risk profile. Index risks include, but are not limited to:

Fixed Algorithmic Model Parameters: As with all algorithmic strategies, the Index uses a rules-based methodology that contains fixed parameters. For example, the volatility factors are applied using market data from specified time periods. The Methodology assumes that these observation periods and other fixed parameters are reasonable in the context of the Index; however, alternative parameters could have a positive effect on the performance of the Index.

Optimization Model Precision: The Methodology employs an optimization algorithm to determine the weights to be applied to the constituents on each rebalancing date. The optimization algorithm is a complex calculation model which is sensitive to the precision of both the original inputs and the interim calculations. Each of these are in turn dependent on the rounding conventions used in the financial market for the primary data and the rounding conventions determined appropriate by the Index Provider at each stage of the calculation process.

Rebalancing Frequency Limitations: The Index is rebalanced on a quarterly basis. As a result, the risk weights are calculated and the portfolio rebalanced quarterly, immediately preceding each rebalancing date. However, each constituent stock’s closing price volatility (implied and historical) change daily as do correlations between constituent stocks. As a result, the expected equal risk contribution of each stock established each quarter may not be accurate or valid on any other Index business day and may deviate significantly from the weights which would be required for the constituents to contribute equally to risk on an ongoing basis. In particular, the Index may not achieve its objectives during periods of significant change in the volatilities of individual stocks and/or the correlations among stocks.

Non-Diversification Risk: The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Passive Investment Risk: The Fund is not actively managed and therefore the Fund would not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares is otherwise required upon a rebalancing of the Index.

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification requirements. Under one such requirement, the Fund generally may not acquire a security if, as a result of the acquisition, 50% or more of the value of the Fund’s assets would be invested in issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets. Depending on the composition of the Index, the Fund might not be able to fully implement a replication strategy or a sampling strategy while satisfying this diversification requirement. The Fund’s efforts to satisfy this diversification requirement may cause the Fund’s return to deviate from that of the Index.

Trading Issues. Although Fund shares are listed for trading on the NASDAQ, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the NASDAQ, make trading in shares inadvisable. In addition, trading in shares is subject to trading halts caused by extraordinary market volatility pursuant to NASDAQ “circuit breaker” rules. There can be no assurance that the requirements of the NASDAQ necessary to maintain the listing of the Fund will continue to be met or will remain unchanged or that the shares will trade with any volume, or at all.

May Lose Money	rr_RiskLoseMoney	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	Non-Diversification Risk: The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund’s return to a broad measure of market performance.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund’s return to a broad measure of market performance.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund is new, and therefore has no performance history.
VelocityShares Equal Risk Weighted Large Cap ETF | VelocityShares Equal Risk Weighted Large Cap ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ERW
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 66
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	$ 208

[1]	Other Expenses are based on estimated amounts for the current fiscal year.